Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
REVENUE
Revenue	$ 37,969,400	$ 47,182,310	$ 121,224,907	$ 116,110,860
OPERATING EXPENSES
Commissions and voyage related costs	10,011,629	7,959,724	23,762,818	22,626,960
Vessel operating expenses	13,739,022	11,932,106	40,290,408	32,410,042
Depreciation	7,340,499	6,629,516	21,578,136	17,252,021
Amortization of deferred dry dock expenditure	771,282	447,775	2,050,091	1,617,799
General and administrative expenses	4,024,289	2,792,312	11,266,648	7,635,934
Total operating expenses	35,886,721	29,761,433	98,948,101	81,542,756
Profit from operations	2,082,679	17,420,877	22,276,806	34,568,104
Interest expense and finance costs	(3,901,112)	(3,806,461)	(12,294,821)	(7,945,689)
Interest income	66,174	4,665	107,425	10,688
Gain on disposal of vessels	0	0	451,962	0
Loss on asset held for sale	(3,028,416)	0	(3,028,416)	0
Profit / (loss) before taxes	(4,780,675)	13,619,081	7,512,956	26,633,103
Income tax	(19,250)	(17,102)	(77,250)	(43,688)
Net profit / (loss)	$ (4,799,925)	$ 13,601,979	$ 7,435,706	$ 26,589,415
Earnings / (loss) per share, basic and diluted	$ (0.14)	$ 0.52	$ 0.26	$ 1.02
Weighted average number of shares outstanding, basic and diluted	33,518,013	26,079,260	28,988,963	26,025,191